Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Combined 1-5Y TR Index (60% S&P 500® Index/40% Bloomberg U.S. Government/Credit Index 1-5YR TR Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Combined 1-5Y TR Index (60% S&P 500® Index/40% Bloomberg US Government/Credit Index 1-5YR TR Index) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.20%	9.36%	9.88%
Bloomberg Combined Index (60% S&P 500® Index/40% Bloomberg U.S. Gov/Credit Index) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Combined Index (60% S&P 500® Index/40% Bloomberg US Gov/Credit Index) (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.52%	8.37%	9.85%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg U.S. Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Gov/Credit 1-5Y TR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.11%	1.56%	2.17%
Bloomberg U.S. Gov/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Gov/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		6.88%	(0.59%)	2.16%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.62%	4.51%	6.53%
Intrepid Capital Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.44%	8.11%	6.32%
Performance Inception Date	Jan. 03, 2005
Intrepid Capital Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		12.47%	7.06%	5.16%
Intrepid Capital Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.00%	5.90%	4.53%
Intrepid Capital Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.75%	8.36%	6.57%
Performance Inception Date	Apr. 30, 2010
Intrepid Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.15%	7.13%	6.15%
Performance Inception Date	Aug. 16, 2010
Intrepid Income Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.74%	3.81%	3.73%
Intrepid Income Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.77%	3.99%	3.69%